Expense Example {- Fidelity Freedom® 2040 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2040 Fund - Class K6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	158
5 years	273
10 years	$ 601